CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts and notes payable	¥ 269,346	¥ 1,288,845
Contract liabilities	75,226	286,651
Salary and welfare benefits payable	127,749	170,393
Taxes payable	109,676	597,761
Amounts due to related parties	423
Lease liabilities - current portion	45,955	80,582
Deferred tax liabilities	8,653	4,513
Lease liabilities - non-current portion	¥ 39,968	¥ 104,232
Ordinary shares, shares authorized | shares	15,000,000,000	15,000,000,000
Ordinary shares, shares issued | shares	1,570,790,570	1,570,790,570
Ordinary shares, shares outstanding | shares	1,528,356,928	1,565,730,837
VIE
Accounts and notes payable	¥ 268,761	¥ 1,288,845
Contract liabilities	3,829	286,651
Salary and welfare benefits payable	53,438	107,614
Taxes payable	93,700	590,718
Accrued expenses and other current liabilities	132,762	304,594
Amounts due to related parties	423	0
Lease liabilities - current portion	36,905	80,319
Deferred tax liabilities	8,653	4,513
Lease liabilities - non-current portion	¥ 30,593	¥ 102,830